Subsequent Events - Additional Information (Detail) - Shenzhen Lailai [Member] - Two Thousand Twenty Acqusitions [Member] - shares	Jan. 31, 2022	Nov. 01, 2020
Subsequent Event [Line Items]
Business acquistion percentage ofvoting interests acquired		54.22%
Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquistion percentage ofvoting interests acquired	45.78%
Business combination equity interest issued or issuable number of shares	9,000,000
Business combination step acquistion equity interest in acquiree including subsequent acquistion percentage	100.00%